10. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION PLANS

NOTE 10.     STOCK OPTION PLANS

Approval of the 2016 Stock Option Plan

In November 2016, the Board of Directors approved, and the Company adopted the 2016 Stock Option Plan (“the 2016 Plan”). The 2016 Plan provides for the granting of up to 12,000,000 stock options to key employees, directors and consultants, of common shares of the Company. Under the 2016 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2016 Plan by the Board of Directors. For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.) Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

As of December 31, 2018, there were 11,810,000 shares available for grant.

2006 Stock Option Plan

In June 2006 the stockholders approved, and the Company adopted its 2006 Stock Option Plan (“the 2006 Plan”). The 2006 Plan provides for the granting of up to 800,000 stock options to key employees, directors and consultants, of common shares of the Company. Under the 2006 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2006 Plan by the Board of Directors. For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.) Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

In June 2016, the 2006 Plan expired so that no common stock options may be issued under this Plan.

Stock Option Activity

On June 16, 2017, the Company granted stock options to purchase up to 90,000 shares of common stock to an individual who is a director of the Company. The options vest over two years, have a price of $0.05 and expire between June 16, 2022 and June 16, 2024.

On November 12, 2017, the Company granted stock options to purchase up to 340,000 shares of common stock to four individuals, of which 320,000 were to directors of the Company. The options vested upon issuance, have a price of $0.05 and expire on November 12, 2027.

Activity under the 2016 and 2006 Plan is summarized as follows:

	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2015	367,000	$3.00		0.00
Option granted	–	–
Options cancelled	(20,000)	$2.90
Options exercised	–	–
Balance December 31, 2016	347,000	$1.20	2.60	0.00
Option granted	430,000	$0.05
Options cancelled	(40,000)	$5.73
Options exercised	–	–
Balance December 31, 2017	737,000	$0.85	7.75	0.00
Option granted	–	–
Options cancelled	(50,000)	$1.40
Options exercised	(240,000)	$0.05
Balance December 31, 2018	447,000	$0.79	6.68	0.00

Exercisable at December 31, 2018	417,000	$0.85	6.55	0.00

The exercise price for outstanding and exercisable common stock options under the 2006 and 2016 Plans at December 31, 2018 range from $0.05 to $1.40 per share.

As of December 31, 2018, 2017 and 2016, there was no unrecognized compensation cost related to all options granted and outstanding.